Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 10,172	$ 7,036
Accounts receivables - trade	26	22
Inventory	1,239	900
Other current assets	616	321
Current assets	12,053	8,279
NON-CURRENT ASSETS:
Property and equipment, net	332	137
Right-of-use assets, net	135	153
Investments accounted for using the equity method	2,069	1,149
Financial assets at fair value through profit or loss	3,309	3,616
Non-current Assets	5,845	5,055
TOTAL ASSETS	17,898	13,334
CURRENT LIABILITIES:
Accounts payables - trade	311	75
Lease liabilities	85	119
Warrants at fair value	588	1,459
Contract liability	2,472	502
Accrued compensation expenses	497	607
Other current liabilities	450	603
Current Liabilities	4,403	3,365
NON-CURRENT LIABILITIES:
Lease liabilities	53	33
Contract liability		1,800
Retirement benefit obligation, net	5	5
Non-current liabilities	58	1,838
TOTAL LIABILITIES	4,461	5,203
SHAREHOLDERS' EQUITY:
Share capital - ordinary shares of NIS 1.00 par value: authorized - June 30, 2020 and December 31,2019 - 250,000,000 shares; issued and outstanding - June 30, 2020 - 128,818,758 shares December 31, 2019 - 82,598,738 shares	36,014	22,802
Share premium	38,210	47,873
Other capital reserves	13,430	12,492
Warrants	1,802	197
Accumulated deficit	(79,210)	(76,657)
Equity attributable to owners of Medigus Ltd.	10,246	6,707
Non-controlling interests	3,191	1,424
TOTAL SHAREHOLDERS' EQUITY	13,437	8,131
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 17,898	$ 13,334